Balance Sheet Information Schedule of Plant Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Property, Plant and Equipment [Line Items]
Plant Assets, Gross	$ 795,777	$ 738,360	$ 706,564
Accumulated depreciation	(283,426)	(244,694)	(205,281)
Total	512,351	493,666	501,283
Land [Member]
Property, Plant and Equipment [Line Items]
Plant Assets, Gross	14,061	14,061	18,001
Building [Member]
Property, Plant and Equipment [Line Items]
Plant Assets, Gross	190,487	178,300	163,397
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant Assets, Gross	556,180	513,339	474,556
Project in Progress
Property, Plant and Equipment [Line Items]
Plant Assets, Gross	$ 35,049	$ 32,660	$ 50,610